Financial risk management - Schedule of Deposits Held which Derive Interest Revenue Together with the Maximum and Minimum Interest Rates Being Earned (Details) - Interest Rate Risk
$ in Thousands, $ in Thousands
	9 Months Ended			12 Months Ended
	Mar. 31, 2023 USD ($)	Mar. 31, 2023 AUD ($)	Mar. 31, 2022	Jun. 30, 2022 USD ($)	Jun. 30, 2022 AUD ($)
Disclosure of Financial Risk Management [Line Items]
Effect on profit from change in interest rate increase or decrease			0.03%	0.00%	0.00%
USD
Disclosure of Financial Risk Management [Line Items]
Funds invested	$ 31,274			$ 49,383
Rate increase on funds invested	53			15
Rate decrease on funds invested	$ (53)			$ (15)
Effect on profit from change in interest rate increase or decrease	10.00%	10.00%		10.00%	10.00%
USD | Bottom of Range
Disclosure of Financial Risk Management [Line Items]
Funds invested percentage	1.69%	1.69%		0.00%	0.00%
Rate increase	1.86%	1.86%		0.03%	0.03%
Rate decrease	1.52%	1.52%		0.03%	0.03%
USD | Top of Range
Disclosure of Financial Risk Management [Line Items]
Funds invested percentage	1.69%	1.69%		0.00%	0.00%
Rate increase	1.86%	1.86%		0.03%	0.03%
Rate decrease	1.52%	1.52%		0.03%	0.03%
AUD
Disclosure of Financial Risk Management [Line Items]
Funds invested		$ 600			$ 600
Rate increase on funds invested		2			1
Rate decrease on funds invested		$ (2)			$ (1)
Effect on profit from change in interest rate increase or decrease	10.00%	10.00%		10.00%	10.00%
AUD | Bottom of Range
Disclosure of Financial Risk Management [Line Items]
Funds invested percentage	4.09%	4.09%		1.50%	1.50%
Rate increase	4.50%	4.50%		1.65%	1.65%
Rate decrease	3.68%	3.68%		1.35%	1.35%
AUD | Top of Range
Disclosure of Financial Risk Management [Line Items]
Funds invested percentage	4.09%	4.09%		1.50%	1.50%
Rate increase	4.50%	4.50%		1.65%	1.65%
Rate decrease	3.68%	3.68%		1.35%	1.35%